Sep. 21, 2026
VegaShares US Equity Autocallable Conservative Income ETF
INVESTMENT OBJECTIVE

The Fund seeks to generate income while providing reduced downside risk through exposure to the NYSE® U.S. 500 Adaptive Vol Autocallable Conservative Index (the "Laddered Autocall Index"). The Laddered Autocall Index replicates the performance of a diversified portfolio of synthetic autocallable notes (each an "Autocall" and together, the "Index Portfolio").

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.74%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$76	$237

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the NYSE® U.S. 500 Adaptive Vol Autocallable Conservative Index (the "Laddered Autocall Index"). The term conservative in the Fund's name solely reflects the adviser's view that the Fund offers a more conservative expected return profile relative to other autocallable funds offered by the VegaShares ETF Trust family of funds. For the avoidance of doubt, the Fund is not a fixed income fund, does not guarantee principal or distributions, and exposes investors to full equity market downside risk. The Laddered Autocall Index is composed of a diversified portfolio of US equity-linked synthetic autocallable notes (each an "Autocallable"). In general, an Autocallable can be thought of as a financial instrument that has interest payments, maturity, and payment at maturity linked to an index. As a conceptual example, an Autocallable would make 1% quarterly interest payments so long as its reference index at or above the "Coupon Barrier" on the coupon observation dates. Similarly, so long as its reference index is below the "Autocallable Barrier" on the Autocallable observation dates, maturity would occur at the original stated maturity date (but you could still lose money if it breaches its "Principal Barrier"). However, if the reference index is at or above the Autocallable Barrier on an Autocallable observation date, the Autocallable would be automatically called, and maturity would occur early with early maturity payment at par. In the alternative, if the Autocallable has not been called and at the stated maturity date the refence index is below the Principal Barrier, maturity payment would not be at par, but rather at a lesser amount that would reflect the loss of the reference index.

The adviser aims to use financial instruments such as total return swaps to gain exposure to the level of the Laddered Autocallable Index. Under normal market conditions, the Fund will enter into one or more swap agreements with major global financial institutions. Through each swap agreement, the Fund and the global financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on the Laddered Autocallable Index. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount representing the Laddered Autocallable Index. Because the Fund's swap strategy may not consume all its assets, the Fund may invest in short-term U.S. Treasury securities, cash, cash equivalents, box spreads, box spread ETFs, money market funds or ETFs that holds short-term U.S. Treasury securities.

Laddered Autocall Index Constituents

The Laddered Autocall Index is composed of a theoretical portfolio of 52 Autocallables in a laddered maturity alignment with the following characteristics.

Autocallable	Specific Feature
Reference index	One of the 11 underlying reference indices
Face (Par) Value	100
Maturity (Tenor)	5 to 5.75 years.
Non-call Period	6 to 15 months. Each of the 52 Autocallables has its unique anchor date (each anchor date spread 1 week apart over 52 weeks) that determines its first callable date.
Interest Coupon Payment	Monthly
Autocallable Barrier	104.50% (stepping down by 0.25% each quarter to 100%)
Principal Barrier	60%
Coupon Barrier	60%

Each Autocallable in the Laddered Autocall Index has three main components.

o	Call Feature: Upon the expiration of each Autocallable's non-callable period, the Autocallable will automatically be called prior to its scheduled maturity date if its underlying reference index reaches or exceeds the Autocallable Barrier on a quarterly observation date.

o	Contingent Coupon: A coupon is paid monthly on the Autocallable if, on the monthly observation date, the performance of its underlying reference index is at or above the Coupon Barrier. If its underlying reference index is below the Coupon Barrier on a monthly observation date, no coupon will be paid for that period.

o	Contingent Principal Protection: If an Autocallable is not called prior to its stated maturity, its principal is fully protected if its underlying reference index is at or above the Principal Barrier. If the underlying reference index is below the Principal Barrier, principal loss for that Autocallable will be equivalent to the negative performance of the underlying reference index.

The Laddered Autocall Index employs a roll mechanism whereby any Autocalls that have been auto called or matured are immediately replaced by new Autocalls. Among the 52 Autocalls, each has a unique anchor date within the calendar year, one for each of the 52 weeks in the year. The anchor date for each Autocall determines first callable date (with the Non-call Period at a minimum of 6 months from inception date), and subsequently the maturity date (which is always 4.5 years from first callable date). This approach has the effect of diversifying entry points and maturity dates, and thus minimizing timing risk.

Autocall Underlying Reference Indexes

Each Autocall's coupon payments, principal repayment timing and principal value at maturity, and ultimately the Fund's total return, is contingent and with respect to principal value at maturity, based on the performance on one of the NYSE® U.S. 500 Target Volatility+ indices in the NYSE® U.S. 500 Target Volatility+ Index Series (each, an "Underlying Reference Index", and collectively, the "Underlying Reference Index Family"), which provides volatility-adjusted exposure to the NYSE® U.S. 500 Index (the "NYSE® U.S. 500 Index"). Each Underlying Reference Index is intended to be an excess return style index, and not a total return index. The NYSE® U.S. 500 Index has significant exposure to companies in the technology sector.

The Underlying Reference Index Family is comprised of 52 Underlying Reference Indexes, each targeting a specific whole-number volatility level from 20% to 30%. For example, the Underlying Reference Index targeting volatility level of 25% is the NYSE® U.S. 500 Target Volatility+ 25% Index and would be referred to as "Underlying Reference Index Volta 25"; the Underlying Reference Index targeting volatility level of 30% is the NYSE® U.S. 500 Target Volatility+ 30% Index and would be referred to as "Underlying Reference Index Volta 30".

Each Autocall, at the time of inception and being added to the Index Portfolio, references one of the 11 Underlying Reference Indices in the Underlying Reference Index Family. The volatility target of the Underlying Reference Index underlying that Autocall would most closely match the sum of (1) the 1-month implied volatility level of the SPY (an ETF designed to track the US large cap equity market) measured one trading day prior to the inception of each Autocall, plus (2) a fixed 10% volatility add on. Additionally, the volatility target is subject to a minimum volatility floor of 20%, and a maximum volatility cap of 30%.

An Underlying Reference Index aligns its volatility target daily by adjusting notional exposure (the "Leverage Factor") to the NYSE® U.S. 500 Index. The Leverage Factor can be higher or lower than 100%, subject to a maximum exposure cap of 300%. Each day, the Leverage Factor resets, and is calculated as: the volatility target of the Underlying Reference Index divided by the lesser of (a) truVol®, a higher-frequency measure of realized volatility on the SPY, and (b) a realized volatility measure ("Realized Volatility Measure") derived from the average of a short-term realized variance and a long-term realized variance on the NYSE® U.S. 500 Index. The Leverage Factor on each Underlying Reference Index is dynamic and could adjust to a higher level if its historical realized volatility is lower than its target volatility, and vice versa.

truVol® is a proprietary volatility-calculation methodology developed by Salt Financial LLC. The truVol® methodology takes into consideration intraday, 15-minute movements of the SPY in determining realized volatility, allowing for a more reactive and higher-frequency calculation of realized volatility in comparison to other measures that are conventionally calculated using only daily returns. Further detail on truVol® is available at https://saltfinancial.com/solutions/#truvol.

The short-term realized variance is determined by an exponentially-weight moving average ("EWMA") methodology with a decay factor of 94%. With a decay factor of 94%, the EWMA variance assigns a weight of 6% to the most recent daily price change. The next most recent daily price change has a weight equal to 94% of 6%, which is 5.64%. The next most recent daily price change after that has a weight equal to 94% of 5.64%, which is 5.30%, and so on. The 10 most recent daily price changes account for approximately 46% of the weight of the EWMA variance measure with a decay factor of 94%.

The long-term realized variance is determined by an EWMA methodology with a decay factor of 97%. With a decay factor of 97%, the EWMA variance assigns a weight of 3% to the most recent daily price change. The next most recent daily price change has a weight equal to 97% of 3%, which is 2.91%. The next most recent daily price change after that has a weight equal to 97% of 2.91%, which is 2.82%, and so on. The 10 most recent daily price changes account for approximately 26% of the weight of the EWMA variance measure with a decay factor of 97%.

The Underlying Reference Index provides higher Leverage Factor when market volatility is low, and lower Leverage Factor when market volatility is high. For example, the Underlying Reference Index Volta 25 has a volatility target of 25%. If the lesser of (a) truVol®, and (b) the Realized Volatility Measure was 20%, the Underlying Reference Index Volta 25 would represent a 125% notional exposure, or Leverage Factor, to the NYSE® U.S. 500 Index. If the lesser of (a) truVol®, and (b) the Realized Volatility Measure was 40%, the Underlying Reference Index Volta 25 would represent a 62.5% notional exposure, or Leverage Factor, to the NYSE® U.S. 500 Index.

Since the maximum Leverage Factor is capped at 300%, in a low realized volatility environment, the volatility of the Underlying Reference Index may realize lower than its intended volatility target. For example, the Underlying Reference Index Volta 30 has a volatility target of 30%. If the lesser of (a) truVol®, and (b) the Realized Volatility Measure was 8%, the Underlying Reference Index Volta 30 would represent a 300% maximum notional exposure, or Leverage Factor, to the NYSE® U.S. 500 Index. It will not, however, represent a 375% Leverage Factor. In other words, the Underlying Reference Index Volta 30 would have a capped volatility target of 24% on that day.

In addition, each Underlying Reference Index is subject to the following imputed costs that are applied to the index value, deducted daily: (1) a notional financing cost (US Federal Funds Effective Rate plus a funding spread reflected by the cost of financing S&P 500 index futures), (2) a fixed synthetic dividend, or return decrement, of 4% per annum, and (3) a transaction cost (0.01% on the change in its notional exposure to the NYSE® U.S. 500 Index). Each Underlying Reference Index is intended to be an excess return index, and not a total return index. The annualized notional financing cost is an approximation of establishing notional exposure to the NYSE® U.S. 500 Index using borrowed funds. The 4% per annum return decrement is further subtracted from the return of each Underlying Reference Index regardless of the actual dividends paid by the constituent securities of the NYSE® U.S. 500 Index. The transaction cost is meant to reflect the bid/ask cost incurred daily in adjusting the Underlying Reference Index's notional exposure to the NYSE® U.S. 500 Index. These costs will create a constant drag on the performance of each Underlying Reference Index, potentially offsetting positive returns of the NYSE® U.S. 500 Index, and exacerbating negative returns; even if the return on the NYSE® U.S. 500 Index is flat, each Underlying Reference Index will decline daily due to the costs described above.

Implementation Glossary

Feature	Description	Specifics
Autocallable Barrier	Predetermined level of the Underlying Reference Index, which if reached or exceeded on specified observation dates will cause the Autocallable to automatically mature (i.e. be "called").	104.50% of the value of the Underlying Reference Index as at the date the Autocallable becomes first callable. Quarterly step down of 0.25%, to a minimum level of 100%.
Coupon Barrier	Predetermined level of with respect to the Underlying Reference Index which if reached or exceeded on specified observation dates will cause a fixed coupon amount to be paid (the "Coupon").	60% of the value of the Underlying Reference Index as at the date it is included in the Index Portfolio.
Principal Barrier	Predetermined level of the Underlying Reference Index above which on the maturity date of the Autocallable will result in the full repayment of principal.	60% of the value of the Underlying Reference Index as at the date the Autocallable was included in the Index Portfolio.
Autocallable Call Feature Observation Dates	Predetermined dates on which the level of the Underlying Reference Index is compared to the Autocallable Barrier.	Quarterly. First callable observation date starts 6 to 15 months from inception of the Autocallable. Each of the 52 Autocallables has its unique anchor date that determines its first callable date.
Contingent Principal Protection Observation Date	A predetermined date on which the level of the Underlying Reference Index is compared to the Principal Barrier.	The maturity date.
Contingent Coupon Payment Observation Dates	Predetermined dates on which the level of the Underlying Reference Index is compared to the Coupon Barrier.	Monthly.
Maturity Date	The final observation date, on which the Autocallable terminates and the final cash flows are determined.	5 to 5.75 years. Every Maturity Date is 4.5 years after the first Autocallable Call Feature Observation Date, this ensures each Maturity Date is unique.
Coupon Percentage	Annualized percentage number that determines the size of the Coupon to be made on Contingent Coupon Payment Observation Dates, if the relevant payout and return characteristics have been met.	The Coupon rate is established via prevailing current market environments and specific parameters with the Underlying Reference Index.

Cash Equivalents and Short-Term Investments

The Fund may invest in short-term U.S. Treasury securities, cash, cash equivalents, box spreads, box spread ETFs, money market funds or ETFs that hold short-term U.S. Treasury securities.

A box spread is an offsetting set of options, which may include FLexible Exchange® options ("FLEX Options"). A box spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long position. The difference between the strike prices of the synthetic long position and the synthetic short position determines the expiration value (or value at maturity) of the box spread.

Box spread construction seeks to eliminate market risk tied to price movements associated with the underlying options' reference asset. Once the Box spread is initiated, its return from the initiation date through expiration will not change due to price movements in the underlying options' reference assets. The Fund may purchase box spreads on various indices or securities based on risk and return considerations. Box spreads are expected to have return characteristics similar to cash equivalents. The Fund may also invest in other exchange-traded funds which in turn invest principally in box spreads.

To implement the box spread strategy, the Fund may transact in options contracts that are listed for trading on regulated U.S. exchanges. The Fund may transact in exchange-traded options contracts and/or FLEX Options on various indices or securities as the reference asset. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date. In instances where the purchased call and put options are substantially in-the-money and the synthetic long and short positions comprising the box spread can effectively be constructed without writing call or put options, the Fund may elect not to write call or put options.

The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act") and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1-888-862-3299.